Segment Information - Company's Sales Attributable to U.S. Customers and International Customers (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 12,629	$ 13,146	$ 13,158
Operating Segments [Member] | U.S. [Member]
Segment Reporting Information [Line Items]
Net sales	9,815	10,698	11,068
Operating Segments [Member] | United Kingdom [Member]
Segment Reporting Information [Line Items]
Net sales	449	360	310
Operating Segments [Member] | Canada [Member]
Segment Reporting Information [Line Items]
Net sales	364	314	328
Operating Segments [Member] | Germany [Member]
Segment Reporting Information [Line Items]
Net sales	272	260	246
Operating Segments [Member] | Australia [Member]
Segment Reporting Information [Line Items]
Net sales	218	222	118
Operating Segments [Member] | South Korea [Member]
Segment Reporting Information [Line Items]
Net sales	178	125	93
Operating Segments [Member] | Saudi Arabia (Member)
Segment Reporting Information [Line Items]
Net sales	130	76	41
Operating Segments [Member] | Italy [Member]
Segment Reporting Information [Line Items]
Net sales	107	116	98
Operating Segments [Member] | Other [Member]
Segment Reporting Information [Line Items]
Net sales	1,096	975	856
Operating Segments [Member] | Total International [Member]
Segment Reporting Information [Line Items]
Net sales	$ 2,814	$ 2,448	$ 2,090